Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Aug. 31, 2025	Jul. 01, 2025	Jan. 01, 2025
Subsequent Events [Line Items]
Non qualified stock options (in Shares)	84,351		70,061
Aggregate amount		$ 1,255,000	$ 2,893,000
Granted Shares (in Shares)		81,994
Minimum [Member]
Subsequent Events [Line Items]
Valuation caps		$ 45,000,000	45,000,000
Maximum [Member]
Subsequent Events [Line Items]
Valuation caps		$ 80,000,000	$ 80,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	$ 3